Steven I. Koszalka Secretary Limited Term Tax-Exempt Bond Fund of America 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 Tel siik@capgroup.com

April 12, 2017

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Limited Term Tax-Exempt Bond Fund of America

File Nos. 033- 66214 and 811- 07888

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on April 6, 2017 of Registrant’s Post-Effective Amendment No. 43 under the Securities Act of 1933 and Amendment No. 45 under the Investment Company Act of 1940.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka